Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 4,565.9		₨ 53,163.0
Sale of investments from others	5,099.3		3,502.0
Investments of others	425,517.1	$ 6,535.4	335,048.9	₨ 129,121.4
Dividend paid to principal owner	34,490.3	$ 529.7	29,280.9	₨ 24,367.9
Foreign exchange and derivative contracts, notional principal amount	7,827,363.5		7,422,370.0		$ 120,217.4
Bank guarantees	846,958.3		729,008.0		$ 13,008.1
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	250.0		1,200.0
Principal Owner
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	0.0		0.0
Home loans purchased from principal owner	56,239.4		138,456.5
Dividend paid to principal owner	4,325.3		3,735.5
Foreign exchange and derivative contracts, notional principal amount	59,721.4		6,657.7
Foreign exchange and derivative contracts, mark to market gains	87.7		273.3
Payment of debt securities	21,050.0		23,200.0
Bank guarantees	2.5		1.2
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 857.4		₨ 13.4